Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Tax losses carryforward	¥ 125,063,028	$ 17,133,565	¥ 156,003,878
Allowance for accounts receivables and other current assets	10,863,499	1,488,293	10,241,904
Allowance for non-current other assets	48,076,465	6,586,449	48,076,465
Allowance for loans receivable	85,588,610	11,725,591	79,222,712
Impairment of long-lived assets	13,073,472	1,791,059	17,466,327
Lease liabilities	362,136,225	49,612,459	417,112,367
Deferred revenue	75,722,666	10,373,963	83,228,802
Accrued expenses	19,542,973	2,677,376	19,373,529
Unrealized losses from equity securities	1,638,899	224,528	1,342,225
Investment in subsidiaries	2,775,000	380,173
Valuation allowance	(165,327,438)	(22,649,766)	(192,143,009)
Total deferred tax assets	579,153,399	79,343,690	639,925,200
Deferred tax liabilities:
Property, plant and equipment	(2,219,319)	(304,045)	(2,479,000)
Right-of-use assets	(327,572,728)	(44,877,280)	(381,932,879)
Intangible assets arising from acquisition	(47,872,112)	(6,558,452)	(75,820,498)
Unrealized gains from equity securities	(1,805,008)	(247,285)	(1,939,227)
Investment in subsidiaries	(33,595,045)	(4,602,503)	(30,504,731)
Total deferred tax liabilities	¥ (413,064,212)	$ (56,589,565)	¥ (492,676,335)